Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - Entity [Domain] - JPY (¥) ¥ in Trillions		Mar. 31, 2015	Mar. 31, 2014
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,339.5	¥ 1,147.4
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,131.4	962.5
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	193.1	169.5
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	4.1	3.1
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1.0	2.5
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	6.8	7.1
Others [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 3.1	¥ 2.7

[1]	Includes both written and purchased positions.